                          AIM VARIABLE INSURANCE FUNDS

   AIM V.I. AGGRESSIVE GROWTH FUND                  AIM V.I. GROWTH FUND
       AIM V.I. BALANCED FUND                     AIM V.I. HIGH YIELD FUND
      AIM V.I. BASIC VALUE FUND              AIM V.I. INTERNATIONAL GROWTH FUND
       AIM V.I. BLUE CHIP FUND                 AIM V.I. LARGE CAP GROWTH FUND
 AIM V.I. CAPITAL APPRECIATION FUND           AIM V.I. MID CAP CORE EQUITY FUND
  AIM V.I. CAPITAL DEVELOPMENT FUND              AIM V.I. MONEY MARKET FUND
      AIM V.I. CORE EQUITY FUND                 AIM V.I. PREMIER EQUITY FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND             AIM V.I. REAL ESTATE FUND
  AIM V.I. DIVERSIFIED INCOME FUND             AIM V.I. SMALL CAP EQUITY FUND
 AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                         Supplement dated April 1, 2005
to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 1, 2004, July 16, 2004, September 28, 2004, October 12, 2004,
                      October 27, 2004 and March 11, 2005


The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:


   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."


Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                          AIM V.I. HEALTH SCIENCES FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                           AIM V.I. TOTAL RETURN FUND
                            AIM V.I. UTILITIES FUND

                         (SERIES I AND SERIES II SHARES)

                         Supplement dated April 1, 2005
to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004, September 28, 2004, September 30, 2004, October 12,
                           2004 and October 27, 2004

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:



   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."

Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                                       1